Performance B.4.1. Share-based compensation - Cost of share based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (14)	$ (50)	$ (52)
2021 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	0	(10)
2022 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	(5)	(10)
2023 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(4)	(23)	(32)
2024 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(5)	(22)	0
2025 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (5)	$ 0	$ 0